Note 6 - Financial Risk Management (Details Textual) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Increase (decrease) in net income (loss) from 10 percent change in foreign currency	$ 2.3	$ 0.6